SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Non-current assets:
Total Assets		$ 69,634,050	$ 65,457,129
LIABILITIES AND EQUITY
LIABILITIES		29,178,537	33,698,554
EQUITY
Ordinary shares (par value $0.001 per share, 50,000,000 shares authorized; 15,500,000 shares issued and outstanding)	[1]	15,500	15,500
Subscription receivable		(15,500)	(15,500)
Retained earnings		37,339,006	29,368,480
Accumulated other comprehensive loss		(861,374)	(1,746,809)
Total equity attributable to Leishen Energy Holding Co., Ltd		39,786,592	30,805,286
Total Liabilities and Equity		69,634,050	65,457,129
Parent [Member]
Non-current assets:
Investment in subsidiaries		39,786,592	30,805,286
Total Assets		39,786,592	30,805,286
LIABILITIES AND EQUITY
LIABILITIES
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares (par value $0.001 per share, 50,000,000 shares authorized; 15,500,000 shares issued and outstanding)	[2]	15,500	15,500
Subscription receivable		(15,500)	(15,500)
Additional paid-in capital		1,617,966	1,617,966
Statutory reserves		1,690,994	1,565,649
Retained earnings		37,339,006	29,368,480
Accumulated other comprehensive loss		(861,374)	(1,746,809)
Total equity attributable to Leishen Energy Holding Co., Ltd		39,786,592	30,805,286
Total Liabilities and Equity		$ 39,786,592	$ 30,805,286

[1]	Gives retroactive effect to reflect the business reorganization in March 2023.
[2]	Gives retroactive effect to reflect the business reorganization in March 2023.